SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 29, 2021 shares	Mar. 31, 2021 shares	Jan. 31, 2021 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) Bitcoins	Dec. 31, 2019 USD ($) Bitcoins	Dec. 31, 2018 USD ($)
Accounts receivable write off as uncollectible								$ 0	$ 0
Impairment Loss									100
Cash deposit								100
Deposit Contracts, Assets								$ 74	510
Percentage of annual emission expense and credit in the following year				50.00%		50.00%		50.00%
Asset retirement obligation				$ 2,345		$ 2,345		$ 2,277	2,135	$ 0
Discount rate on asset retirement obligations				5.00%		5.00%		5.00%
Discount rate on environmental trust liability during current period				4.50%		4.50%		4.50%
Environmental trust liability				$ 4,994		$ 4,994		$ 4,927	4,697
Provision for income taxes				1,397		2,129		0	0
Advertising and promotional costs								117	$ 0
Asset retirement obligation expense						$ 68	$ 74	$ 142
Share based compensation arrangement,expiration period						10 years
Vesting period						3 years
Stockholders equity note stock split	4-for-1	4-for-1
Number of digital assets | Bitcoins								26.1	38.9
Impairment Of Long Lived Assets
Impairment Loss								$ 0	$ 0
Digital Assets
Impairment Loss								$ 100
New York [Member]
Purchase of voluntary carbon offset credits				684
Greenidge Common Stock [Member]
Shares issued in exchange for acquisition of ownership interests | shares	7,000,000		7,000,000
Hash Rate Revenue [Member] | Maximum [Member]
Revenue term period								180 days
Hash Rate Revenue [Member] | Minimum [Member]
Revenue term period								30 days
Letter of Credit [Member]
Long-term Line of Credit				4,994		$ 4,994		$ 4,938	4,938
Cost of Sales [Member]
Emissions expense				402	$ 309	815	473	$ 1,738	$ 206
Other Income And Expense [Member]
Asset retirement obligation expense				$ 35	$ 32	$ 68	$ 74
GGHI Class B Common Stock [Member]
Number of shares after split | shares	28,000,000	28,000,000